UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-01545
Investment Company Act File Number
Eaton Vance Special Investment Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
November 30
Date of Fiscal Year End
February 28, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Enhanced Equity Option Income Fund
Eaton Vance Risk-Managed Equity Option Income Fund

Eaton Vance
Risk-Managed Equity Option Income Fund
February 28, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.9%

Security	Shares	Value
Aerospace & Defense — 1.0%
United Technologies Corp.	22,409	$1,872,048

		$1,872,048

Automobiles — 1.2%
Ford Motor Co.(1)	150,666	$2,267,523

		$2,267,523

Beverages — 3.0%
Coca-Cola Co. (The)	44,320	$2,832,935
PepsiCo, Inc.	44,277	2,808,047

		$5,640,982

Biotechnology — 0.7%
Celgene Corp.(1)	23,905	$1,269,355

		$1,269,355

Capital Markets — 2.2%
Goldman Sachs Group, Inc. (The)	12,828	$2,100,970
State Street Corp.	46,684	2,087,708

		$4,188,678

Chemicals — 1.7%
Monsanto Co.	44,316	$3,185,877

		$3,185,877

Commercial Banks — 3.6%
KeyCorp	182,975	$1,672,391
PNC Financial Services Group, Inc.	18,900	1,166,130
Wells Fargo & Co.	124,214	4,007,144

		$6,845,665

Communications Equipment — 2.5%
Cisco Systems, Inc.(1)	87,144	$1,617,393
JDS Uniphase Corp.(1)	54,687	1,349,128
QUALCOMM, Inc.	28,731	1,711,793

		$4,678,314

Computers & Peripherals — 3.8%
Apple, Inc.(1)	20,311	$7,174,048

		$7,174,048

Construction & Engineering — 2.1%
Fluor Corp.	56,030	$3,964,683

		$3,964,683

Consumer Finance — 0.8%
American Express Co.	32,864	$1,431,884

		$1,431,884

Diversified Financial Services — 4.1%
Citigroup, Inc.(1)	593,198	$2,776,167
JPMorgan Chase & Co.	106,287	4,962,540

		$7,738,707

1

Security	Shares	Value
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	28,423	$806,645
Verizon Communications, Inc.	22,822	842,588

		$1,649,233

Electric Utilities — 0.5%
American Electric Power Co., Inc.	27,786	$994,183

		$994,183

Electrical Equipment — 2.0%
Emerson Electric Co.	61,843	$3,689,553

		$3,689,553

Electronic Equipment, Instruments & Components — 1.3%
Corning, Inc.	105,344	$2,429,233

		$2,429,233

Energy Equipment & Services — 2.5%
Halliburton Co.	54,380	$2,552,597
Schlumberger, Ltd.	22,363	2,089,152

		$4,641,749

Food & Staples Retailing — 1.4%
Wal-Mart Stores, Inc.	52,114	$2,708,886

		$2,708,886

Health Care Equipment & Supplies — 3.2%
Covidien PLC	40,464	$2,081,873
St. Jude Medical, Inc.(1)	50,881	2,436,182
Varian Medical Systems, Inc.(1)	20,134	1,394,884

		$5,912,939

Health Care Providers & Services — 4.6%
AmerisourceBergen Corp.	64,771	$2,455,469
DaVita, Inc.(1)	14,177	1,125,228
Fresenius Medical Care AG & Co. KGaA ADR	26,440	1,755,087
UnitedHealth Group, Inc.	77,319	3,292,243

		$8,628,027

Hotels, Restaurants & Leisure — 1.9%
Carnival Corp.	20,869	$890,480
McDonald’s Corp.	36,375	2,752,860

		$3,643,340

Household Products — 1.4%
Procter & Gamble Co.	42,978	$2,709,763

		$2,709,763

Industrial Conglomerates — 2.0%
General Electric Co.	176,342	$3,689,075

		$3,689,075

Insurance — 3.6%
Aflac, Inc.	22,527	$1,325,939
Lincoln National Corp.	45,138	1,431,777
MetLife, Inc.	44,124	2,089,713
Prudential Financial, Inc.	28,085	1,848,836

		$6,696,265

Internet & Catalog Retail — 1.5%
Amazon.com, Inc.(1)	16,254	$2,816,656

		$2,816,656

2

Security	Shares	Value
Internet Software & Services — 2.7%
Akamai Technologies, Inc.(1)	22,954	$861,464
Google, Inc., Class A(1)	6,928	4,249,635

		$5,111,099

IT Services — 4.0%
Accenture PLC, Class A	59,188	$3,046,998
International Business Machines Corp.	27,175	4,399,089

		$7,446,087

Machinery — 2.2%
Danaher Corp.	81,168	$4,107,101

		$4,107,101

Media — 1.4%
Comcast Corp., Class A	102,946	$2,651,889

		$2,651,889

Metals & Mining — 3.3%
Freeport-McMoRan Copper & Gold, Inc.	29,150	$1,543,492
Goldcorp, Inc.	96,106	4,594,828

		$6,138,320

Multi-Utilities — 1.1%
PG&E Corp.	45,991	$2,118,345

		$2,118,345

Multiline Retail — 1.1%
Target Corp.	37,645	$1,978,245

		$1,978,245

Oil, Gas & Consumable Fuels — 12.3%
Apache Corp.	25,516	$3,179,804
ConocoPhillips	51,335	3,997,457
Exxon Mobil Corp.	64,081	5,480,848
Hess Corp.	43,179	3,757,868
Occidental Petroleum Corp.	22,119	2,255,474
Peabody Energy Corp.	35,454	2,321,883
Southwestern Energy Co.(1)	50,773	2,004,518

		$22,997,852

Pharmaceuticals — 1.8%
Johnson & Johnson	14,302	$878,715
Pfizer, Inc.	134,769	2,592,955

		$3,471,670

Real Estate Investment Trusts (REITs) — 1.3%
AvalonBay Communities, Inc.	10,814	$1,308,818
Boston Properties, Inc.	12,382	1,187,682

		$2,496,500

Semiconductors & Semiconductor Equipment — 1.0%
Intel Corp.	84,169	$1,807,108

		$1,807,108

Software — 6.3%
Microsoft Corp.	189,207	$5,029,122
Oracle Corp.	129,793	4,270,190
salesforce.com, inc.(1)	19,404	2,566,567

		$11,865,879

Specialty Retail — 1.5%
Home Depot, Inc.	74,715	$2,799,571

		$2,799,571

3

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.4%
NIKE, Inc., Class B	28,921	$2,574,837

		$2,574,837

Tobacco — 1.4%
Philip Morris International, Inc.	40,548	$2,545,603

		$2,545,603

Wireless Telecommunication Services — 1.6%
American Tower Corp., Class A(1)	14,007	$755,818
Vodafone Group PLC	760,893	2,160,246

		$2,916,064

Total Common Stocks (identified cost $158,882,073)		$183,492,836

Call Options Purchased — 0.3%

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value
Celgene Corp.	400	$62.50	4/16/11	$4,200
Clearwire Corp., Class A	530	7.00	3/19/11	2,650
Goldcorp, Inc.	230	47.00	7/16/11	89,125
Microsoft Corp.	705	29.00	3/19/11	1,763
Shaw Group, Inc. (The)	440	35.00	1/21/12	358,600
St. Jude Medical, Inc.	1,125	50.00	4/16/11	104,062

Total Call Options Purchased (identified cost $446,870)				$560,400

Put Options Purchased — 1.5%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	1,545	$1,200	6/18/11	$2,858,250

Total Put Options Purchased (identified cost $6,529,704)				$2,858,250

Short-Term Investments — 0.1%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.18%(2)	$199	$198,634

Total Short-Term Investments (identified cost $198,634)		$198,634

Total Investments — 99.8% (identified cost $166,057,281)		$187,110,120

Call Options Written — (0.2)%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	1,295	$1,360	3/19/11	$(456,488)

Total Call Options Written (premiums received $1,087,763)				$(456,488)

4

Put Options Written — (0.3)%

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value
Akamai Technologies, Inc.	465	$40.00	5/21/11	$(220,875)
Celgene Corp.	400	47.50	4/16/11	(20,400)
Clearwire Corp., Class A	940	6.00	3/19/11	(105,750)
General Electric Co.	2,005	18.00	4/16/11	(26,065)
Goldcorp, Inc.	240	40.00	7/16/11	(21,840)
McDonald’s Corp.	280	70.00	6/18/11	(30,240)
Microsoft Corp.	705	26.00	3/19/11	(20,445)
Shaw Group, Inc. (The)	655	25.00	1/21/12	(55,675)
St. Jude Medical, Inc.	385	50.00	4/16/11	(127,050)

Total Put Options Written (premiums received $725,441)				$(628,340)

Other Assets, Less Liabilities — 0.7%				$1,405,481

Net Assets — 100.0%				$187,430,773

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended February 28, 2011 was $32.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$165,022,104

Gross unrealized appreciation	$28,103,198
Gross unrealized depreciation	(6,015,182)

Net unrealized appreciation	$22,088,016

Written call and put options activity for the fiscal year to date ended February 28, 2011 was as follows:

	Number	Premiums
	of Contracts	Received
Outstanding, beginning of period	4,550	$1,914,677
Options written	9,185	4,172,361
Options terminated in closing purchase transactions	(3,950)	(4,065,962)
Options expired	(2,415)	(207,872)

Outstanding, end of period	7,370	$1,813,204

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At February 28, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund generally intends to purchase call options on individual stocks at or above the current value of the stock to enhance return. In buying call options on individual stocks, the Fund in effect, acquires potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium paid. The Fund generally intends to purchase index put options below the current value of the index to reduce the Fund’s exposure to market risk and volatility. In buying index put options, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. The Fund generally intends to write index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline. The Fund generally intends to write put options on individual stocks below the current value of the individual stock to generate premium income. In writing put options on individual stocks, the Fund in effect, sells protection

5

against decline in the value of the applicable individual stock below the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline below the exercise price.

At February 28, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $3,418,650 and $1,084,828, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$18,732,061	$—	$—	$18,732,061
Consumer Staples	13,605,234	—	—	13,605,234
Energy	27,639,601	—	—	27,639,601
Financials	29,397,699	—	—	29,397,699
Health Care	19,281,991	—	—	19,281,991
Industrials	17,322,460	—	—	17,322,460
Information Technology	40,511,768	—	—	40,511,768
Materials	9,324,197	—	—	9,324,197
Telecommunication Services	2,405,051	2,160,246	—	4,565,297
Utilities	3,112,528	—	—	3,112,528

Total Common Stocks	$181,332,590	$2,160,246 *	$—	$183,492,836

Call Options Purchased	$560,400	$—	$—	$560,400
Put Options Purchased	2,858,250	—	—	2,858,250
Short-Term Investments	—	198,634	—	198,634

Total Investments	$184,751,240	$2,358,880	$—	$187,110,120

Liability Description

Call Options Written	$(456,488)	$—	$—	$(456,488)
Put Options Written	—	(628,340)	—	(628,340)

Total	$(456,488)	$(628,340)	$—	$(1,084,828)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of November 30, 2010 whose fair value was determined using Level 3 inputs. At February 28, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance
Enhanced Equity Option Income Fund
February 28, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.8%(1)

Security	Shares	Value
Aerospace & Defense — 1.0%
United Technologies Corp.	1,781	$148,785

		$148,785

Automobiles — 1.2%
Ford Motor Co.(2)	12,564	$189,088

		$189,088

Beverages — 2.7%
Coca-Cola Co. (The)	3,495	$223,400
PepsiCo, Inc.	3,166	200,788

		$424,188

Biotechnology — 0.8%
Celgene Corp.(2)	2,240	$118,944

		$118,944

Capital Markets — 2.1%
Goldman Sachs Group, Inc. (The)	985	$161,323
State Street Corp.	3,673	164,257

		$325,580

Chemicals — 1.6%
Monsanto Co.	3,464	$249,027

		$249,027

Commercial Banks — 4.4%
KeyCorp	28,168	$257,456
PNC Financial Services Group, Inc.	1,759	108,530
Wells Fargo & Co.	9,772	315,245

		$681,231

Communications Equipment — 2.4%
Cisco Systems, Inc.(2)	7,501	$139,218
JDS Uniphase Corp.(2)	4,343	107,142
QUALCOMM, Inc.	2,019	120,292

		$366,652

Computers & Peripherals — 3.6%
Apple, Inc.(2)	1,570	$554,540

		$554,540

Construction & Engineering — 1.8%
Fluor Corp.	3,942	$278,936

		$278,936

Consumer Finance — 0.6%
American Express Co.	2,273	$99,035

		$99,035

Diversified Financial Services — 3.7%
Citigroup, Inc.(2)	46,668	$218,406
JPMorgan Chase & Co.	7,550	352,510

		$570,916

Security	Shares	Value
Diversified Telecommunication Services — 1.2%
AT&T, Inc.	3,755	$106,567
Verizon Communications, Inc.	2,118	78,196

		$184,763

Electric Utilities — 0.5%
American Electric Power Co., Inc.	2,009	$71,882

		$71,882

Electrical Equipment — 2.0%
Emerson Electric Co.	5,314	$317,033

		$317,033

Electronic Equipment, Instruments & Components — 1.2%
Corning, Inc.	8,193	$188,931

		$188,931

Energy Equipment & Services — 2.7%
Halliburton Co.	4,010	$188,229
Schlumberger, Ltd.	2,411	225,236

		$413,465

Food & Staples Retailing — 1.4%
Wal-Mart Stores, Inc.	4,057	$210,883

		$210,883

Health Care Equipment & Supplies — 3.3%
Covidien PLC	3,186	$163,920
St. Jude Medical, Inc.(2)	4,920	235,569
Varian Medical Systems, Inc.(2)	1,646	114,035

		$513,524

Health Care Providers & Services — 4.7%
AmerisourceBergen Corp.	6,366	$241,335
DaVita, Inc.(2)	1,209	95,958
Fresenius Medical Care AG & Co. KGaA ADR	1,870	124,131
UnitedHealth Group, Inc.	6,467	275,365

		$736,789

Hotels, Restaurants & Leisure — 1.9%
Carnival Corp.	1,582	$67,504
McDonald’s Corp.	3,051	230,900

		$298,404

Household Products — 1.8%
Procter & Gamble Co.	4,560	$287,508

		$287,508

Industrial Conglomerates — 2.4%
General Electric Co.	17,916	$374,803

		$374,803

Insurance — 3.1%
Aflac, Inc.	1,552	$91,351
Lincoln National Corp.	3,397	107,753
MetLife, Inc.	3,137	148,568
Prudential Financial, Inc.	1,934	127,315

		$474,987

Internet & Catalog Retail — 1.6%
Amazon.com, Inc.(2)	1,438	$249,191

		$249,191

Security	Shares	Value
Internet Software & Services — 2.7%
Akamai Technologies, Inc.(2)	1,941	$72,846
Google, Inc., Class A(2)	557	341,664

		$414,510

IT Services — 3.8%
Accenture PLC, Class A	5,006	$257,709
International Business Machines Corp.	2,052	332,178

		$589,887

Machinery — 2.1%
Danaher Corp.	6,528	$330,317

		$330,317

Media — 1.6%
Comcast Corp., Class A	9,666	$248,996

		$248,996

Metals & Mining — 3.7%
Freeport-McMoRan Copper & Gold, Inc.	5,100	$270,045
Goldcorp, Inc.	6,450	308,374

		$578,419

Multi-Utilities — 1.0%
PG&E Corp.	3,210	$147,853

		$147,853

Multiline Retail — 1.1%
Target Corp.	3,258	$171,208

		$171,208

Oil, Gas & Consumable Fuels — 12.1%
Apache Corp.	2,155	$268,556
ConocoPhillips	3,418	266,160
Exxon Mobil Corp.	6,338	542,089
Hess Corp.	3,366	292,943
Occidental Petroleum Corp.	1,781	181,608
Peabody Energy Corp.	2,771	181,473
Southwestern Energy Co.(2)	3,654	144,260

		$1,877,089

Pharmaceuticals — 1.8%
Johnson & Johnson	1,203	$73,912
Pfizer, Inc.	11,033	212,275

		$286,187

Real Estate Investment Trusts (REITs) — 1.3%
AvalonBay Communities, Inc.	1,006	$121,756
Boston Properties, Inc.	894	85,753

		$207,509

Semiconductors & Semiconductor Equipment — 1.3%
Intel Corp.	9,718	$208,645

		$208,645

Software — 6.0%
Microsoft Corp.	15,027	$399,418
Oracle Corp.	10,036	330,184
salesforce.com, inc.(2)	1,485	196,421

		$926,023

Specialty Retail — 1.4%
Home Depot, Inc.	5,988	$224,370

		$224,370

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.3%
NIKE, Inc., Class B	2,350	$209,220

		$209,220

Tobacco — 1.2%
Philip Morris International, Inc.	2,989	$187,649

		$187,649

Wireless Telecommunication Services — 1.7%
American Tower Corp., Class A(2)	2,076	$112,021
Vodafone Group PLC	53,792	152,720

		$264,741

Total Common Stocks (identified cost $12,925,867)		$15,201,708

Call Options Purchased — 0.4%

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value
Celgene Corp.	25	$62.50	4/16/11	$263
Clearwire Corp., Class A	25	7.00	3/19/11	125
Goldcorp, Inc.	15	47.00	7/16/11	5,812
JDS Uniphase Corp.	45	20.00	1/21/12	32,287
Microsoft Corp.	55	29.00	3/19/11	138
Shaw Group, Inc. (The)	27	35.00	1/21/12	22,005
St. Jude Medical, Inc.	75	50.00	4/16/11	6,937

Total Call Options Purchased (identified cost $64,368)				$67,567

Total Investments — 98.2% (identified cost $12,990,235)				$15,269,275

Covered Call Options Written — (1.1)%

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value
Accenture PLC, Class A	48	$55.00	3/19/11	$(360)
Aflac, Inc.	15	60.00	4/16/11	(2,025)
Amazon.com, Inc.	12	195.00	3/19/11	(354)
American Express Co.	21	47.00	3/19/11	(242)
American Tower Corp., Class A	20	55.00	4/16/11	(2,750)
AmerisourceBergen Corp.	49	38.00	3/19/11	(3,675)
AmerisourceBergen Corp.	14	39.00	4/16/11	(1,120)
Apache Corp.	20	130.00	3/19/11	(2,080)
Apple, Inc.	15	370.00	3/19/11	(2,970)
AvalonBay Communities, Inc.	6	120.00	3/19/11	(1,620)
AvalonBay Communities, Inc.	4	120.00	4/16/11	(1,540)
Boston Properties, Inc.	8	95.00	3/19/11	(1,840)
Carnival Corp.	15	50.00	3/19/11	(75)
Cisco Systems, Inc.	72	23.00	3/19/11	(36)
Coca-Cola Co. (The)	34	65.00	4/16/11	(2,057)
Comcast Corp., Class A	96	26.00	4/16/11	(7,584)
ConocoPhillips	33	72.50	3/19/11	(18,645)
Corning, Inc.	81	24.00	4/16/11	(4,779)
Covidien PLC	30	50.00	3/19/11	(6,300)
Danaher Corp.	63	49.00	3/19/11	(13,073)
DaVita, Inc.	12	80.00	4/16/11	(2,280)
Emerson Electric Co.	53	62.50	4/16/11	(3,710)
Exxon Mobil Corp.	63	90.00	4/16/11	(5,387)

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value
Fluor Corp.	38	$75.00	3/19/11	$(2,470)
Freeport-McMoRan Copper & Gold, Inc.	48	60.00	3/19/11	(864)
Goldman Sachs Group, Inc. (The)	9	170.00	4/16/11	(2,484)
Google, Inc., Class A	5	650.00	3/19/11	(413)
Halliburton Co.	40	50.00	4/16/11	(4,820)
Hess Corp.	33	90.00	4/16/11	(8,993)
Home Depot, Inc.	59	39.00	4/16/11	(2,744)
International Business Machines Corp.	20	165.00	4/16/11	(5,130)
JPMorgan Chase & Co.	75	49.00	4/16/11	(5,663)
Lincoln National Corp.	33	33.00	4/16/11	(2,591)
MetLife, Inc.	5	49.00	4/16/11	(525)
Monsanto Co.	34	75.00	4/16/11	(6,681)
NIKE, Inc., Class B	23	90.00	4/16/11	(5,267)
Oracle Corp.	100	34.00	4/16/11	(8,050)
Peabody Energy Corp.	26	70.00	3/19/11	(1,287)
PepsiCo, Inc.	31	65.00	4/16/11	(1,566)
Pfizer, Inc.	110	20.00	4/16/11	(2,750)
PNC Financial Services Group, Inc.	17	65.00	4/16/11	(1,547)
Prudential Financial, Inc.	19	67.50	4/16/11	(3,392)
QUALCOMM, Inc.	20	60.00	4/16/11	(3,820)
salesforce.com, inc.	14	145.00	3/19/11	(1,687)
Schlumberger, Ltd.	24	100.00	4/16/11	(3,624)
Southwestern Energy Co.	10	41.00	4/16/11	(1,185)
State Street Corp.	36	47.00	4/16/11	(2,448)
United Technologies Corp.	17	85.00	4/16/11	(2,550)
UnitedHealth Group, Inc.	64	46.00	4/16/11	(2,400)
Verizon Communications, Inc.	21	37.00	4/16/11	(1,754)
Wells Fargo & Co.	97	34.00	4/16/11	(5,772)

Total Covered Call Options Written (premiums received $161,855)				$(176,979)

Put Options Written — (0.2)%

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value
Akamai Technologies, Inc.	20	$40.00	5/21/11	$(9,500)
Celgene Corp.	25	47.50	4/16/11	(1,275)
Clearwire Corp., Class A	45	6.00	3/19/11	(5,063)
General Electric Co.	150	18.00	4/16/11	(1,950)
Goldcorp, Inc.	16	40.00	7/16/11	(1,456)
McDonald’s Corp.	20	70.00	6/18/11	(2,160)
Microsoft Corp.	55	26.00	3/19/11	(1,595)
Shaw Group, Inc. (The)	42	25.00	1/21/12	(3,570)
St. Jude Medical, Inc.	30	50.00	4/16/11	(9,900)

Total Put Options Written (premiums received $47,231)				$(36,469)

Other Assets, Less Liabilities — 3.1%				$496,693

Net Assets — 100.0%				$15,552,520

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		A portion of each applicable common stock for which a written call option is outstanding at February 28, 2011 has been pledged as collateral for such written option.

(2)		Non-income producing security.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$13,158,922

Gross unrealized appreciation	$2,230,396
Gross unrealized depreciation	(120,043)

Net unrealized appreciation	$2,110,353

Written call and put options activity for the fiscal year to date ended February 28, 2011 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	608	$62,665
Options written	3,301	289,250
Options terminated in closing purchase transactions	(916)	(71,897)
Options exercised	(12)	(1,996)
Options expired	(766)	(68,936)

Outstanding, end of period	2,215	$209,086

At February 28, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund generally intends to purchase call options on individual stocks at or above the current value of the stock to enhance return. In buying call options on individual stocks, the Fund in effect, acquires potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium paid. The Fund generally intends to write covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline. The Fund generally intends to write put options on individual stocks below the current value of the individual stock to generate premium income. In writing put options on individual stocks, the Fund in effect, sells protection against decline in the value of the applicable individual stock below the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline below the exercise price.

At February 28, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $67,567 and $213,448, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$1,590,477	$—	$—	$1,590,477
Consumer Staples	1,110,228	—	—	1,110,228
Energy	2,290,554	—	—	2,290,554
Financials	2,359,258	—	—	2,359,258
Health Care	1,655,444	—	—	1,655,444
Industrials	1,449,874	—	—	1,449,874
Information Technology	3,249,188	—	—	3,249,188
Materials	827,446	—	—	827,446
Telecommunication Services	296,784	152,720	—	449,504
Utilities	219,735	—	—	219,735

Total Common Stocks	$15,048,988	$152,720 *	$—	$15,201,708

Call Options Purchased	$67,567	$—	$—	$67,567

Total Investments	$15,116,555	$152,720	$—	$15,269,275

Liability Description

Covered Call Options Written	$(176,979)	$—	$—	$(176,979)
Put Options Written	—	(36,469)	—	(36,469)

Total	$(176,979)	$(36,469)	$—	$(213,448)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of November 30, 2010 whose fair value was determined using Level 3 inputs. At February 28, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Special Investment Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: April 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: April 25, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: April 25, 2011